Additional Information Regarding Profit or Loss Items	12 Months Ended
Dec. 31, 2023
Additional Information Regarding Profit or Loss Items [Abstract]
ADDITIONAL INFORMATION REGARDING PROFIT OR LOSS ITEMS

NOTE 18 – ADDITIONAL INFORMATION REGARDING PROFIT OR LOSS ITEMS

A.	Revenue

	For the year ended December 31,
	2023	2022	2021

Breakdown of revenue by geography
Israel	4,947	5,423	1,010
Europe	423	146	89
Asia	1,072	127	6,324
USA	1,070	1,477	2,064
Other	121	91	94
	7,633	7,264	9,581

Revenues from key customers, each of which is responsible for 10% or more of the total revenues reported in the Consolidated Financial Statements:
Customer 1	2,559	516	448
Customer 2	289	3	6,315
Customer 3	908	4,016	334
	3,756	4,019	6,649

Trade receivables balance from key customers:
Customer 1	1,592	39	52
Customer 2	1	(103)	1,248
Customer 3	469	2,098	9
	2,062	2,034	1,309

Revenue by product group:
In-Ear Headset systems	4,532	6,038	8,697
SST Headset systems	2,713	749	840
Other	388	477	44
	7,633	7,264	9,581

The Company operates in one operation segment. The Company’s chief operating decision-maker (CODM) the chief executive officer, evaluates performance, makes operating decisions and allocates resources based on financial data, consistent with the presentation in the accompanying financial statements. The CODM reviews revenue, gross profit and operating income.

B.	Cost of revenue

	For the year ended December 31,
	2023	2022	2021

Salaries and related expenses*	1,139	648	673
Purchases	3,164	4,667	6,067
Depreciation and amortization	61	55	74
Decrease (increase) in inventory	(49)	(686)	(529)
Other	149	152	94
	4,464	4,836	6,379

*	Includes stock based compensation of $421 in 2023

C.	Research and development expenses*

Salaries and related expenses	980	311	381
Purchases	3	6	7
Professional consulting	15	91	32
Depreciation and amortization	19	9	-
Other	31	22	28
	1,048	439	448

*	Includes stock based compensation of $541 in 2023

D.	Selling and marketing expenses*

Salaries and related expenses	2,969	537	679
Exhibitions and advertising	46	38	43
Depreciation and amortization	25	23	3
Other	130	74	127
	3,170	672	852

*	Includes stock based compensation of $2,467 in 2023

E.	General and administrative expenses*

Salaries and related expenses	1,400	529	444
Professional services	131	102	279
Rent and maintenance	57	60	110
Depreciation and amortization	26	10	41
Other	118	136	381
	1,732	837	1,255

*	Include stock-based compensation of $807 in 2023

F.	Other income

	For the year ended December 31,
	2023	2022	2021
Support grants in respect of the Pandemic (see Note 1.C.)	-	-	159
Revenues from sublease	-	-	7
	-	-	166

G.	Finance expenses

Exchange rate differentials	-	-	69
In respect of lease liabilities	12	10	8
In respect of credit from related parties	-	-	173
In respect of credit from banking corporations	9	34	27
In respect of credit from others		-	212
Revaluation of a SAFE	53	22	-
Revaluation of a liability in respect of a warrants	12	-	433
Other	18	57	42
	104	123	964

H.	Finance income

Exchange rate differentials	67	206	-
Revaluation of a liability in respect of warrants	-	1,237	-
	67	1,443	-